Prepaid Expenses and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expense	$ 822,924	$ 627,642
Sales tax refundable	311,177	235,892
Prepayments for inventory	62,171	81,307
Deposit	7,579	74,428
Others	103,189	109,529
Total	$ 1,307,040	$ 1,128,798